Net trading income	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net trading income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

5 Net trading income

Accounting for net trading income

In accordance with IAS 39, trading positions are held at fair value, and the resulting gains and losses are included in the income statement, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.

Income arises from both the sale and purchase of trading positions, margins which are achieved through market-making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.

Own credit gains/(losses)

As a result of the early adoption of the own credit provisions of IFRS9 on 1 January 2017, own credit on financial liabilities designated at fair value through profit and loss which was previously recorded in the income statement is now recognised within other comprehensive income.

	2017	2016	2015
	£m	£m	£m
Trading income	3,500	2,803	2,996
Own credit (losses)/gains	-	(35)	430
Net trading income	3,500	2,768	3,426

Included within net trading income were gains of £640m (2016: £31m gain; 2015: £992m gain) on financial assets designated at fair value and gains of £472m (2016: £346m gain; 2015: £187m loss) on financial liabilities designated at fair value.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net trading income
c Net Trading Income

	2017	2016	2015
	£m	£m	£m
Trading income	3,387	2,830	3,000
Own credit gains/(losses)	-	(35)	430
Net trading income	3,387	2,795	3,430